Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Standardized measure of discounted future net cash flows		$ 3,390	$ 3,241	$ 1,512		$ 738
Argentina [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Future cash inflows	[1]	18,771	16,118	8,506	[2]
Future production costs	[1]	(5,573)	(4,634)	(2,638)	[2]
Future development and abandonment costs	[1]	(3,198)	(2,142)	(1,294)	[2]
Future income tax	[1]	(3,477)	(3,009)	(1,432)	[2]
Discounted future net cash flows	[1]	6,523	6,333	3,142	[2]
10% annual discount	[1]	(3,133)	(3,092)	(1,630)	[2]
Standardized measure of discounted future net cash flows	[1]	$ 3,390	$ 3,241	$ 1,512	[2]

[1]	Amounts expressed in millions of US Dollars (“MM USD”).
[2]	As of December 31, 2021, the standardized measure of future discounted cash flow (net) is related to the estimated value of reserves in Argentina. The table does not include the estimated value of the reserves in Mexico’s areas (24MM USD as of December 31, 2021).